UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	9/30/2016

Item 1. Schedule of Investments

VCA-10

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace & Defense — 2.6%
Boeing Co. (The)	10,367	$1,365,749
TransDigm Group, Inc.(a)	3,151	911,017
United Technologies Corp.	15,706	1,595,730

		3,872,496

Banks — 8.5%
Bank of America Corp.	145,973	2,284,477
BB&T Corp.	27,309	1,030,095
Citigroup, Inc.	49,566	2,341,002
JPMorgan Chase & Co.	57,652	3,839,047
PNC Financial Services Group, Inc. (The)	15,398	1,387,206
Wells Fargo & Co.	42,200	1,868,616

		12,750,443

Beverages — 1.0%
Monster Beverage Corp.(a)	10,528	1,545,616

Biotechnology — 4.9%
AbbVie, Inc.	18,176	1,146,360
Celgene Corp.(a)	23,690	2,476,316
Shire PLC, ADR	19,033	3,689,737

		7,312,413

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	11,265	1,816,707

Chemicals — 1.5%
Dow Chemical Co. (The)	19,648	1,018,356
FMC Corp.	25,833	1,248,767

		2,267,123

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	133,769	1,234,688

Consumer Finance — 2.6%
Capital One Financial Corp.	26,983	1,938,189
SLM Corp.(a)	261,723	1,955,071

		3,893,260

Diversified Financial Services — 0.5%
Voya Financial, Inc.	28,342	816,816

Electric Utilities — 3.1%
FirstEnergy Corp.	52,139	1,724,758
PG&E Corp.	47,214	2,888,080

		4,612,838

Electrical Equipment — 0.9%
Eaton Corp. PLC	21,169	1,391,015

Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.(a)	113,487	1,545,693

Energy Equipment & Services — 1.3%
Halliburton Co.	42,261	1,896,674

Equity Real Estate Investment Trust (REITs) — 1.1%
American Tower Corp.	14,750	1,671,617

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	21,879	1,577,913

Food Products — 2.6%
ConAgra Foods, Inc.	46,800	2,204,748
Mondelez International, Inc. (Class A Stock)	38,450	1,687,955

		3,892,703

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	13,271	1,725,495

Health Care Providers & Services — 2.1%
Cigna Corp.	11,943	1,556,412
Laboratory Corp. of America Holdings(a)	11,311	1,555,036

		3,111,448

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	31,803	1,552,622
Hyatt Hotels Corp. (Class A Stock)(a)	25,170	1,238,867
McDonald’s Corp.	8,711	1,004,901

		3,796,390

Household Products — 1.7%
Procter & Gamble Co. (The)	28,484	2,556,439

Industrial Conglomerates — 1.3%
General Electric Co.	66,986	1,984,125

Insurance — 2.2%
Chubb Ltd. (Switzerland)	15,995	2,009,772
MetLife, Inc.	30,388	1,350,139

		3,359,911

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(a)	4,420	3,700,910

Internet Software & Services — 11.3%
Alibaba Group Holding Ltd. (China), ADR(a)	32,587	3,447,379
Alphabet, Inc.(Class A Stock)(a)	4,710	3,787,123
Alphabet, Inc.(Class C Stock)(a)	1,870	1,453,532
eBay, Inc.(a)	42,810	1,408,449
Facebook, Inc.(Class A Stock)(a)	27,202	3,489,201
Tencent Holdings Ltd. (China), ADR	121,858	3,396,792

		16,982,476

IT Services — 2.1%
Visa, Inc.(Class A Stock)	38,330	3,169,891

Media — 2.9%
Comcast Corp.(Class A Stock)	32,294	2,142,384
Liberty Global PLC (Series C) (United Kingdom)(a)	17,424	575,689
Twenty-First Century Fox, Inc. (Class A Stock)	28,463	689,374
Viacom, Inc. (Class B Stock)	25,554	973,607

		4,381,054

Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	21,547	1,365,218
Chevron Corp.	20,934	2,154,527
Hess Corp.	21,007	1,126,395
Noble Energy, Inc.	31,650	1,131,171
Occidental Petroleum Corp.	23,961	1,747,236
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	38,451	1,925,222
Suncor Energy, Inc. (Canada)	50,156	1,393,334

		10,843,103

Pharmaceuticals — 6.7%
Allergan PLC(a)	15,640	3,602,048
Merck & Co., Inc.	40,249	2,511,940
Pfizer, Inc.	81,792	2,770,295
Teva Pharmaceuticals Indutries Ltd. (Israel), ADR	26,884	1,236,933

		10,121,216

Road & Rail — 1.7%
Ryder Systems, Inc.	14,436	952,054
Union Pacific Corp.	15,696	1,530,831

		2,482,885

Semiconductors & Semiconductor Equipment — 3.3%
QUALCOMM, Inc.	44,313	3,035,440
Texas Instruments, Inc.	27,143	1,904,896

		4,940,336

Software — 6.4%
Adobe Systems, Inc.(a)	20,377	2,211,720
Microsoft Corp.	63,961	3,684,154
PTC, Inc. (a)	38,231	1,694,016
salesforce.com, Inc.(a)	28,499	2,032,834

		9,622,724

Specialty Retail — 3.4%
Home Depot, Inc. (The)	8,810	1,133,671
Industria de Diseno Textil SA (Spain)	57,076	2,117,106
O’Reilly Automotive, Inc.(a)	6,582	1,843,684

		5,094,461

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	12,621	1,426,804

Textiles, Apparel & Luxury Goods — 2.7%
adidas AG (Germany), ADR	27,445	2,384,970
Coach, Inc.	43,512	1,590,799

		3,975,769

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC (United Kingdom), ADR	49,037	1,429,429

TOTAL COMMON STOCKS (cost $114,599,881)		146,802,881

SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,089,428)(b)	3,089,428	3,089,428

TOTAL INVESTMENTS — 99.8% (cost $117,689,309)		149,892,309
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		308,512

NET ASSETS — 100.0%		$150,200,821

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Account, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,872,496	$—	$—
Banks	12,750,443	—	—
Beverages	1,545,616	—	—
Biotechnology	7,312,413	—	—
Capital Markets	1,816,707	—	—
Chemicals	2,267,123	—	—
Communications Equipment	1,234,688	—	—
Consumer Finance	3,893,260	—	—
Diversified Financial Services	816,816	—	—
Electric Utilities	4,612,838	—	—
Electrical Equipment	1,391,015	—	—
Electronic Equipment, Instruments & Components	1,545,693	—	—
Energy Equipment & Services	1,896,674	—	—
Equity Real Estate Investment Trust (REITs)	1,671,617	—	—
Food & Staples Retailing	1,577,913	—	—
Food Products	3,892,703	—	—
Health Care Equipment & Supplies	1,725,495	—	—
Health Care Providers & Services	3,111,448	—	—
Hotels, Restaurants & Leisure	3,796,390	—	—
Household Products	2,556,439	—	—
Industrial Conglomerates	1,984,125	—	—
Insurance	3,359,911	—	—
Internet & Direct Marketing Retail	3,700,910	—	—
Internet Software & Services	16,982,476	—	—
IT Services	3,169,891	—	—
Media	4,381,054	—	—
Oil, Gas & Consumable Fuels	10,843,103	—	—
Pharmaceuticals	10,121,216	—	—
Road & Rail	2,482,885	—	—
Semiconductors & Semiconductor Equipment	4,940,336	—	—
Software	9,622,724	—	—
Specialty Retail	2,977,355	2,117,106	—
Technology Hardware, Storage & Peripherals	1,426,804	—	—
Textiles, Apparel & Luxury Goods	3,975,769	—	—
Wireless Telecommunication Services	1,429,429	—	—
Affiliated Mutual Fund	3,089,428	—	—

Total	$147,775,203	$2,117,106	$—

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date November 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date November 18, 2016

*	Print the name and title of each signing officer under his or her signature.